Related Party Transactions and Balances - Schedule of Related Party Transactions and Balances (Details) - USD ($)		6 Months Ended			12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2025
New Harvest Investment Holdings Limited [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Relationship with the Group		Under the common control of Mr. Sit Hon, ceased to be related party since October 29, 2024
Nature	[1]	Lease expense of the office premise
Transactions Amount	[1]			$ 38,368
Mr. Sit Hon [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Relationship with the Group		Former controlling shareholder of Top Win Hong Kong from October 25, 2018 to October 29, 2024, and former director of Top Win Hong Kong from April 19, 2018 to October 29, 2024
Nature	[2]	Transfer of life insurance policies
Transactions Amount	[2]			817,470
Sora Venture Global Limited (formerly known as Pride River Limited) [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Relationship with the Group		Controlling shareholder of the Company, and it is ultimately controlled by Mr. Jason Kin Hoi Fang since November 2025
Nature	[3]	Amount due from a related party
Balances Amount	[3]	$ 5,957			$ 2,110
SORA Ventures [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Relationship with the Group		Ultimately controlled by Mr. Jason Kin Hoi Fang, who became the Group’s ultimate controlling shareholder in November 2025
ASP LLC [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Relationship with the Group		Solely managed by SORA Ventures, which is ultimately controlled by Mr. Jason Kin Hoi Fang, who became the Group’s ultimate controlling shareholder in November 2025
Nature	[4]	Unrealized gain on investment in equity securities
Transactions Amount	[4]	$ 1,707,811
ASP LLC [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Nature	[5]	Investment in equity securities, non-current
Balances Amount	[5]	$ 5,185,711			$ 3,477,900

[1]	The amount for the six month ended June 30, 2024, represented the lease expense charged by New Harvest for the lease of office premise at 33/F, Sunshine Plaza, 353 Lockhart Road, Wan Chai, Hong Kong. The amount represented the lease expense till October 29, 2024, the date that New Harvest ceased to be a related party of the Group.
[2]	On May 31, 2024, the Group resolved to dispose of the investments in Sun Life Insurance policy and BOC Life Insurance policy to Mr. Sit Hon at a consideration of $817,470. No gain or loss was recognized upon the disposal.
[3]	The outstanding balance as of June 30, 2026 and December 31, 2025, represented the general and administrative expenses paid by the Group on behalf of Sora Venture Global Limited (formerly known as Pride River Limited). The balance was interest-free, unsecured, and repayable on demand.
[4]	On August 27, 2025, the Company had made a portfolio investment amount of approximately $3,988,437 to ASP LLC, which represents around 9.93% of total portfolio in ASP LLC. ASP LLC is a Delaware limited liability company solely managed by SORA Ventures. For the six months ended June 30, 2026, unrealized gain on investment in equity securities were $1,707,811 and were reported as “unrealized gains on investment in equity securities, net” in the unaudited condensed consolidated statements of operations and comprehensive loss.
[5]	The outstanding balance as of June 30, 2026 and December 31, 2025, represented the Group’s capital contribution of $3,988,437 to ASP LLC, adjusted for a subsequent fair value gain and loss recognized during the period/year. ASP LLC is solely managed by SORA Ventures.